Provisions, Trade and Other Payables - Provisions (Details) € in Thousands	12 Months Ended
Dec. 31, 2023 EUR (€)
Provisions:
Acquisition of businesses	€ 6,987
Exchange differences	(88)
Ending of financial year	€ 6,899